RELATED PARTY TRANSACTIONS (Details - Related party loans receivable - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Related parties loan receivable	$ 0	$ 424,275
Less: current portion of loan receivable	0	(105,898)
Total	0	105,898
Jason Wang [Member]
Related Party Transaction [Line Items]
Related parties loan receivable	0	91,186
Total	0	318,377
Express [Member]
Related Party Transaction [Line Items]
Related parties loan receivable	0	99,955
Medical [Member]
Related Party Transaction [Line Items]
Related parties loan receivable	$ 0	$ 233,134